Accrued Expenses	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accrued Expenses
11.	Accrued Expenses

Accrued expenses consist of the following:

	December
	2014	2013
Accrued expenses
Accrued expenses bonus payments	$252,953	$137,660
Accrued expenses severance payments	—	319,031
Payroll related accruals	79,939	90,549
Accrued professional fees	403,451	—
Other accrued expenses	7,523	12,389

Total amount of accrued expenses	743,866	559,629

Accrued expenses non-current
Reserve for litigation with TUM	327,937	373,059
Accrued expenses Restoration	6,051	6,883
Total amount of accrued expenses non-current	333,988	379,942

Total amount of accrued expenses	$1,077,854	$939,571